Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 1,496	$ 2,013
Other Current Liabilities [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 1,496
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value		$ 2,013